PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

Good news! The second quarter seems to have confirmed a strong turnaround for the stocks of extremely rapidly growing companies. The second quarter produced gains of 21.6%, 13.1%, and 14.7% for the Mid-Cap, Emerging Growth, and Micro-Cap Portfolios, respectively. That compares to 7.1% for the S&P 500 and 15.7% for the small cap Russell 2000. The six month numbers are also very encouraging with gains of 21.9%, 12.2%, and 0.1% for the three Portfolios compared to 12.4% for the S&P 500 and 9.3% for the Russell 2000. No one can guarantee that the rapid growth companies we invest in will be the stocks that outperform the market going forward, but we believe that a widely diversified portfolio of these stocks has the potential to outperform the S&P 500 or Russell 2000 over a long period of time (five to ten years). In a few years when we look back on the stock market experience of the late 1990s, I believe we will see a period of exceptionally strong stock returns highlighted by excessive optimism on the outlook for large cap leaders like Gillette and Coke as well as the Internet stocks.

Many investors asked when that enthusiasm for large caps would change and what would cause the change. I had to answer that I didn't know. Such changes are usually the result of some unexpected event or a very quiet gradual change. The change frequently goes unnoticed for quite a period of time before the news media begin to write articles about the new story. When we look back at the late 1990s, we may well decide that small caps resumed their historical performance leadership role on October 8, 1998, the bottom of last fall's stock market setback. Since that time through June 30, 1999, the S&P 500 gained 44.4% but the Mid-Cap, Emerging Growth, and Micro-Cap Portfolios gained 119.2%, 87.6%, and 73.8% respectively. Thus I don't believe that renewed market interest in these stocks started in the second quarter, but rather resumed in the second quarter. The five year average annual return for Emerging Growth through June 30, 1999 was 15.4% and the ten year or since inception returns for the Mid-Cap, Emerging Growth, and Micro-Cap are 18.9%, 14.9%, and 10.5% (Mid-Cap and Micro-Cap are only 2.8 and 3.5 years old, respectively). The one year return for the Mid-Cap, Emerging Growth and Micro-Cap Portfolios through June 30 was 28.6%, 8.2% and 4.1%, respectively. Performance data represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

While some observers might conclude that those performance numbers would indicate that the Mid-Cap Portfolio is the best to own, I would suggest owning all three. When we look at the growth rates of the companies in the Portfolios, we find that the most recently reported quarter showed average revenue and earnings gains in excess of 80% for each of the three portfolios, yet the average PE ratio is quite different for the three portfolios. According to information provided by William O'Neil & Co., the average PE for the three Portfolios was 59 for Mid-Cap, 51 for Emerging Growth, and 19 for Micro-Cap based on this year's estimates and 43, 34, and 14 based on next year's estimates. Those numbers compare to 27, 25, and 27 for the S&P 500, S&P Mid-Cap, and Russell 2000 for this year, and 23, 19, and 22 for next year's estimates. Our Portfolios have historically carried a substantially higher PE than the market indices because of the much higher growth rates of the companies in the Portfolios. Yet on June 30, the PE for the Micro-Cap Portfolio was well below the market averages. This implies that the smallest company stocks are being valued at the lowest relative prices and could mean they offer the best value at this time. When investors may begin to appreciate these very small companies again is, of course, uncertain. But like them again, investors surely will at some point, in our opinion.

This very low PE relative to the market provides us with a great deal of optimism. However, we must remember that PEs for the market as a whole are near all time highs. Thus a substantial correction at some point in the future is a reasonable expectation.

On May 25, 1999 the Fund's distributor changed its name to Oberweis.net to reflect its new emphasis on providing low cost Internet trades. Portfolio shares are now available both through our custodian bank and Oberweis.net with no transaction fees (though Mid-Cap and Micro-Cap have a 0.25% redemption charge which benefits the remaining fund shareholders, not the distributor). If you have any questions about the fund's investment policies, please feel free to call me or either of our two other portfolio managers, Jim Oberweis Jr. or Martin Yokosawa. We're normally available from 7:30 AM until 6:00 PM central time and from 9:30 until noon on Saturday at 800-323-6166 or 630-801-6000 in the Chicago area. Please visit our website at www.oberweisfunds.com or our distributor's website at www.oberweis.net.


                                             Sincerely,

                                             /s/ James D. Oberweis
                                             ---------------------
                                             James D. Oberweis
                                             President

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                            Portfolio of Investments
                       June 30, 1999 (value in thousands)

Shares        Company (Closing Price)                               Value
-------------------------------------------------------------------------
              COMMON STOCKS - 101.8%

              CHEMICALS - SPECIALTY - 0.9%
  23,000      Chirex, Inc. @ 32.125                                 $  739
                                                                    ------
              Commercial Services -
              Business Services - 0.7%
  60,000      First Consulting Group, Inc. @ 10.625                    638
                                                                    ------
              Commercial Services - Misc. - 5.1%
  18,500      Abacus Direct Corp. @ 91.500                           1,693
  30,000      Medquist, Inc. @ 43.750                                1,313
  25,000      Memberworks, Inc. @ 29.000                               725
  20,000      Metzler Group, Inc. @ 27.625                             552
                                                                    ------
                                                                     4,283
                                                                    ------
              Computer - Integrated Systems - 2.9%
 200,000      Javelin Systems, Inc. @ 12.250                         2,450
                                                                    ------

              Computer - Memory Devices - 2.6%
  40,000      Network Appliance, Inc. @ 55.875                       2,235
                                                                    ------

              Computer Peripherials - 1.0%
  30,000      Cybex Computer Products @ 27.875                         836
                                                                    ------
              Computer Services - 2.0%
  32,500      CGI Group, Inc. Class A @ 21.000                         682
  30,000      Cognizant Tech Solutions @ 26.062                        782
* 10,000      IMRGlobal Corp. @ 19.250                                 193
                                                                    ------
                                                                     1,657
                                                                    ------
              Computer Software - Desktop - 1.3%
 136,000      Made 2 Manage Systems, Inc. @ 8.062                    1,096
                                                                    ------

              Computer Software - Enterprise - 8.0%
  30,000      Concord Communications, Inc. @ 45.000                  1,350
* 15,000      Micromuse, Inc. @ 49.875                                 748
* 10,300      New Era of Networks, Inc. @ 43.937                       453
  20,000      Peregrine Systems @ 25.687                               514
* 12,000      Sapient Corp. @ 56.625                                   679
  40,000      Softworks, Inc. @ 11.000                                 440
  75,000(a)   Softworks, Inc.  RS @ 8.880                              666
* 20,000      Veritas Software Corp. @ 94.937                        1,899
                                                                    ------
                                                                     6,749
                                                                    ------
              Computer Software - Internet - 13.3%
* 80,000      Broadvision, Inc. @ 73.750                             5,900
*120,000      Mindspring Enterprises, Inc. @ 44.312                  5,317
                                                                    ------
                                                                    11,217
                                                                    ------
              Cosmetics - Personal Care - 0.9%
  25,400      Chattem, Inc. @ 31.812                                   808
                                                                    ------

              Electronics - Components  /
              Semiconductors - 13.2%
* 17,000      Broadcom Corp. Class A @ 144.562                     $ 2,458
  65,000      Candela Corp. @ 14.250                                   926
  20,000      QLogic Corp. @ 132.000                                 2,640
  40,000      RF Micro Devices, Inc. @ 74.625                        2,985
  45,000      Transwitch Corp. @ 47.375                              2,132
                                                                    ------
                                                                    11,141
                                                                    ------
              Food - Miscellaneous 1.2%
  30,000      Hain Food Group, Inc. @ 20.625                           619
  10,000      Jutrzenka @ 8.277                                         83
  50,000      Suprema Specialties, Inc. @ 6.937                        347
                                                                    ------
                                                                     1,049
                                                                    ------
              Household Appliances - 5.9%
 100,000      Salton - Maxim Housewares, Inc. @ 50.000               5,000
                                                                    ------

              Internet - ISP - 2.1%
  60,000      Open Text Corp. @ 30.000                               1,800
                                                                    ------
              Machinery - 1.1%
  40,000      Xeikon N.V. @ 22.750                                     910
                                                                    ------
              Medical - Biomed Genetics - 2.8%
  34,500      Qiagen N.A. @ 68.000                                   2,346
                                                                    ------
              Medical / Dental Services - 10.5%
*115,000      Advance Paradigm, Inc. @ 61.000                        7,015
  50,000      IMPATH, Inc. @ 27.000                                  1,350
  10,000      The Laser Center @ 48.000                                480
                                                                    ------
                                                                     8,845
                                                                    ------
              Medical - Ethical Drugs - 9.7%
  80,000      Andrx Corp. @ 77.125                                   6,170
  80,000      King Pharmaceuticals, Inc. @ 25.875                    2,070
                                                                    ------
                                                                     8,240
                                                                    ------
              Medical - Instruments - 1.4%
  25,000      Perclose, Inc. @ 48.062                                1,202
                                                                    ------

              Medical - Nursing Homes /
              Outpatient Care - 0.8%
  20,200      Sunrise Assisted Living @ 34.875                         704
                                                                    ------

              Medical - Products - 0.8%

  25,000      Gliatech, Inc. @ 25.500                                  637
                                                                    ------

              Metal Ores - Misc. - 0.4%
  10,000      Stillwater Mining Company @ 32.687                       327
                                                                    ------

              Pollution Control - 0.8%
  50,000      Stericycle, Inc. @ 13.562                                678
                                                                    ------

See notes to Portfolio of Investments.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                       Portfolio of Investments (cont'd.)


Shares        Company (Closing Price)                                 Value
---------------------------------------------------------------------------
              Restaurants - 2.6%
  45,000      Papa John's International, Inc. @ 44.687              $ 2,011
  10,000      P.F. Chang's China Bistro @ 21.625                        216
                                                                    -------
                                                                      2,227
                                                                    -------

              Retail - Apparel - 6.8%
  60,000      American Eagle Outfitters @ 45.500                      2,730
  50,000      Chico's Fas, Inc. @ 23.500                              1,175
  46,000      Children's Place @ 40.500                               1,863
                                                                    -------
                                                                      5,768
                                                                    -------

              Shoes & Related Apparel - 0.5%
**10,000      K-Swiss, Inc. @ 46.500                                    465
                                                                    -------

              Telecommunications - Equipment - 1.3%
  12,000      Carrier Access Corp. @ 43.812                             526
  20,000      Catapult Communications @ 18.875                          378
  12,000      Microwave Power Devises @ 15.375                          184
                                                                    -------
                                                                      1,088
                                                                    -------

              Telecommunications - Services - 0.5%
  40,000      Tricom SA @ 11.062                                        442
                                                                    -------

              Textile - Manufacturing - 0.7%
  20,000      Gildan Activewear, Inc. @ 16.875                          337
  10,000      Tarrant Apparel Group @ 22.750                            228
                                                                    -------
                                                                        565
                                                                    -------
              Total Common Stocks
              (Cost: $43,277,000)                                   $86,142
                                                                    -------


Contracts                                                             Value
---------------------------------------------------------------------------
           COVERED CALL OPTIONS - (1.2%)
    150    Advance Paradigm, Inc., July $60                         $   (47)
    170    Broadcom Corp. Class A, August $110                         (623)
    100    Broadvision, Inc., July $70                                  (62)
    100    Broadvision, Inc., August $70                                (97)
    100    Broadvision, Inc., September $75                             (98)
    100    IMRGlobal Corp., August $30                                   (2)
     20    Micromuse, Inc., July $60                                     (1)
    200    Mindspring Enterprises, Inc., July $52.50                    (17)
    200    Mindspring Enterprises, Inc., July $57.50                     (5)
    100    Mindspring Enterprises, Inc., October $75                    (21)
    103    New Era of Networks, Inc., July $50                          (12)
    120    Sapient Corp., July $90                                       --
    100    Veritas Software Corp., July $100                            (30)
                                                                    -------
           Total Covered Call Options
           (Premiums received : $528,000)                            (1,015)
           Other Liabilities less Assets - (0.6%)                      (501)
                                                                    -------

           NET ASSETS - 100%                                        $84,626
                                                                    -------

Notes to Portfolio of Investments
---------------------------------------------------------------------------


* All or a portion of these stocks were held in escrow at June 30, 1999 to cover call options written. The aggregate market value was $10,174,000.

**   Income producing security during the period ended June 30, 1999.

Based on the cost of investments of $43,277,000 for federal income tax purposes at June 30, 1999, the aggregate gross unrealized appreciation was $45,353,000, the aggregate gross unrealized depreciation was $2,975,000 and the net unrealized appreciation of investments was $42,378,000.

/(a)/ The following security is subject to legal or contractual restrictions on sale. It was valued at cost on the date of acquisition and at fair value as determined by the board of trustees of the Fund as of June 30, 1999. The aggregate value of the restricted security was $666,000 at June 30, 1999.

     Softworks, Inc. 75,000 shares purchased in April, 1999 at a cost of $675,000.

                         OBERWEIS MICRO-CAP PORTFOLIO
                           Portfolio of Investments
                      June 30, 1999 (value in thousands)


Shares        Company (Closing Price)                               Value
-------------------------------------------------------------------------
              COMMON STOCKS - 103.6%
              BEVERAGES - SOFT DRINKS - 0.4%
  20,000      Vermont Pure Holdings Ltd. @ 3.562                    $   71
                                                                    ------

              Building - A/C & Heating Products - 0.2%
   4,300      AAON, Inc. @ 11.500                                       49
                                                                    ------

              Building - Construction Products - 0.7%
**10,000      Craftmade International @ 13.000                         130
                                                                    ------

              Commercial Services - Advertising - 1.0%
  50,000      HMG Worldwide Corp. @ 3.937                              197
                                                                    ------

              Commercial Services - Misc. - 5.0%
  20,000      Analytical Surveys, Inc. @ 24.875                        497
  20,000      Innotrac Corp. @ 20.250                                  405
  25,000      Mim Corp. @ 2.437                                         61
   4,000      U.S. - China Industrial Exchange @ 6.625                  27
                                                                    ------
                                                                       990
                                                                    ------
              Commercial Services - Schools - 1.8%
  12,500      New Horizons Worldwide, Inc. @ 19.750                    247
  10,000      Quest Education Corp. @ 10.562                           106
                                                                    ------
                                                                       353
                                                                    ------

              Commercial Services - Staffing - 2.0%
  30,000      RCM Technologies, Inc. @ 13.250                          397
                                                                    ------

              Computer - Integrated Systems - 3.7%
  60,000      Javelin Systems, Inc. @ 12.250                           735
                                                                    ------
              Computer Peripherials - 0.9%
  60,000      Loronix Information System @ 8.250                        49
  20,000      Manatron, Inc. @ 6.375                                   128
                                                                    ------
                                                                       177
                                                                    ------
              Computer Software - Desktop - 13.7%
 *50,000      Verity, Inc. @ 54.187                                  2,709
                                                                    ------
              Computer Software - Enterprise - 7.7%
  25,000      Catalyst International, Inc. @ 17.937                    449
  30,000      Cognicase, Inc. @ 16.375                                 491
  50,000      Computer Concepts Corp. @ 1.468                           73
  30,000      Made 2 Manage Systems, Inc. @ 8.062                      242
  15,000      Talx Corp. @ 7.250                                       109
   6,400      Wiztec Solutions, Ltd. @ 23.750                          152
                                                                    ------
                                                                     1,516
                                                                    ------
              Computer Software - Medical - 4.0%
  15,000      Infocure Corp. @ 52.937                                  794
                                                                    ------

              Electrical - Control Instruments - 1.0%
  25,000      Tava Technologies @ 7.687                                192
                                                                    ------

              Electrical - Equipment / Components - 0.7%
  20,000      Questron Technology, Inc. @ 3.843                     $   77
  20,000      Winland Electronics, Inc. @ 2.625                         52
                                                                    ------
                                                                       129
                                                                    ------

              Electrical - Military Systems - 2.8%
  40,000      Advanced Communication Systems @ 13.687                  548
                                                                    ------

              Electronics - Semiconductors /
              Components - 9.4%
  40,000      Candela Corp. @ 14.250                                   570
 *50,000      Genesis Microchip, Inc. @ 23.625                       1,181
  13,900      Global Payment Tech, Inc. @ 7.968                        111
                                                                    ------
                                                                     1,862
                                                                    ------

              Food - Misc. - 1.2%
  34,000      Suprema Specialties, Inc. @ 6.937                        236
                                                                    ------

              Household / Office Furniture - 0.3%
  20,000      Business Resource Group @ 3.312                           66
                                                                    ------
              Leisure - Toys / Games - 9.7%
  20,000      Action Performance COS, Inc. @ 33.000                    660
  60,000      Creative Master International, Inc. @ 5.125              308
  30,000      Four Media Co. @ 6.500                                   195
  25,000      JAKKS Pacific, Inc. @ 29.812                             745
                                                                    ------
                                                                     1,908
                                                                    ------

              Medical / Dental Services - 0.6%
  15,000      American Healthcorp, Inc. @ 8.312                        125
                                                                    ------

              Medical / Dental Supplies - 0.7%
  20,000      Dental / Medical Diagnostics, Inc. @ 6.625               133
                                                                    ------

              Medical / Ethical Drugs - 2.0%
  50,000      Akorn, Inc. @ 4.031                                      202
  35,000      Synthetech, Inc. @ 5.347                                 190
                                                                    ------
                                                                       392
                                                                    ------
              Medical Instruments - 7.0%
  60,000      Colorado MEDtech, Inc. @ 21.937                        1,316
  20,000      Rehabilicare, Inc. @ 3.312                                66
                                                                    ------
                                                                     1,382
                                                                    ------
              Medical - Products - 0.4%
   6,700      I-Flow Corp. @ 3.531                                      24
  10,000      Seracare, Inc. @ 5.000                                    50
                                                                    ------
                                                                        74
                                                                    ------
              Pollution Control - 0.5%
  50,000      Innovative Medical Services @ 1.968                       98
                                                                    ------

              Retail - Apparel - 1.9%
  16,000      Chico's Fas, Inc. @ 23.500                               376
                                                                    ------

                          OBERWEIS MICRO-CAP PORTFOLIO
                       Portfolio of Investments (cont'd.)



Shares        Company (Closing Price)                               Value
-------------------------------------------------------------------------
              Retail - Mail Order - 2.1%
  28,000      J. Jill Group, Inc. @ 14.625                        $   410
                                                                  -------

              Retail - Misc. / Diversified - 0.8%
  30,000      Noodle Kidoodle, Inc. @ 5.312                           159
                                                                  -------

              Shoes & Related Apparel - 2.4%
  35,000      Steven Madden Ltd. @ 13.562                             475
                                                                  -------

              Telecommunications - 8.0%
  70,000      Gilat Communications Ltd. @ 16.000                    1,120
  50,000      International FiberCom, Inc. @ 9.093                    455
                                                                  -------
                                                                    1,575
                                                                  -------

              Telecommunications - Equipment - 3.4%
 100,000      Gentner Communications @ 5.125                          513
  30,000      Spectralink Corp. @ 5.312                               159
                                                                  -------
                                                                      672
                                                                  -------

              Textile - Manufacturing - 6.6%
  67,500      Cutter & Buck, Inc. @ 16.875                          1,139
  25,000      Frenchtex @ 0.250                                         6
  19,000      Happy Kids, Inc. @ 8.687                                165
                                                                  -------
                                                                    1,310
                                                                  -------
              Transportation - Rail - 1.0%
  20,000      RailAmerica, Inc. @ 10.312                              206
                                                                  -------

              Total Common Stocks
              (Cost: $13,281,000)                                 $20,446
                                                                  -------


  Contracts                                                         Value
-------------------------------------------------------------------------
              COVERED CALL OPTIONS - (0.8%)
      50      Genesis Microchip, Inc., August $30                 $    (5)
     100      Genesis Microchip, Inc., September $35                  (11)
     200      Verity, Inc., July $50                                 (110)
     100      Verity, Inc., July $55                                  (29)
                                                                  -------
              Total Covered Call Options
              (Premiums received : $94,000)                          (155)

              Other Liabilities less Assets - (2.8%)                 (558)
                                                                  -------

              NET ASSETS - 100%                                   $19,733
                                                                  -------

                     Notes to Portfolio of Investments
--------------------------------------------------------------------------------

 * All or a portion of these stocks were held in escrow at June 30, 1999 to cover call options written. The aggregate market value was $1,980,000.

**   Income producing security during the period ended June 30, 1999.

     Based on the cost of investments of $13,281,000 for federal income tax purposes at June 30, 1999, the aggregate gross unrealized appreciation was $8,030,000, the aggregate gross unrealized depreciation was $926,000 and the net unrealized appreciation of investments was $7,104,000.

See notes to Portfolio of Investments.

                          OBERWEIS MID-CAP PORTFOLIO
                           Portfolio of Investments

                      June 30, 1999 (value in thousands)


Shares        Company (Closing Price)                              Value
--------------------------------------------------------------------------
              COMMON STOCKS - 98.4%

              Commercial Peripherials - 2.0%
  10,000      Ati Technologies, Inc. @ 16.281                       $  163
                                                                    ------

              Computer Services - 3.5%
   4,000      CSG Systems International, Inc. @ 26.187                 105
   4,500      International Network Services @ 40.375                  181
                                                                    ------
                                                                       286
                                                                    ------

              Computer Software - Desktop - 4.0%
   5,000      Gemstar International Group Ltd. @ 65.250                326
                                                                    ------

              Computer Software - Enterprise - 19.7%
   4,000      Citrix Systems, Inc. @ 56.500                            226
   4,000      Compuware Corp. @ 31.812                                 127
   1,500      Legato Systems, Inc. @ 57.750                             87
   3,000      Lernout & Hauspie Speech @ 35.437                        106
   6,000      Mercury Interactive Corp. @ 35.375                       212
   6,000      Peregrine Systems @ 25.687                               154
   6,000      Siebel Systems, Inc. @ 66.375                            398
   3,000      Veritas Software Corp. @ 94.937                          285
                                                                    ------
                                                                     1,595
                                                                    ------

              Computer Software - Finance - 1.7%
   1,500      Intuit, Inc. @ 90.125                                    135
                                                                    ------

              Computer Software - Internet - 3.3%
   6,000      Mindspring Enterprises, Inc. @ 44.312                    266
                                                                    ------

              Computer Software - Security - 2.6%
   4,000      Check Point Software Technologies, Ltd.
              @ 53.625                                                 214
                                                                    ------

              Electronics - Components /
              Semiconductors - 19.0%
   3,000      QLogic Corp. @ 132.000                                   396
   4,000      RF Micro Devices, Inc. @ 74.625                          299
   4,000      Transwitch Corp. @ 47.375                                190
   1,000      Uniphase Corp. @ 166.000                                 166
   2,000      VISX, Inc. @ 79.187                                      158
   5,000      Vitesse Semiconductor @ 67.437                           337
                                                                    ------
                                                                     1,546
                                                                    ------

              Financial Services - Miscellaneous - 3.1%
   6,000      Concord EFS, Inc. @ 42.312                               254
                                                                    ------

              Internet - E*Commerce - 1.8%
   4,000      Sterling Commerce, Inc. @ 36.500                         146
                                                                    ------

              Medical - Biomed Genetics - 4.0%
   5,000      Biogen, Inc. @ 64.312                                    322
                                                                    ------

              Medical - Ethical Drugs - 10.0%
   8,000      Andrx Corp. @ 77.125                                     617
   8,000      Roberts Pharmaceutical @ 24.250                          194
                                                                    ------
                                                                       811
                                                                    ------

              Medical - Products - 2.8%
   3,000      Minimed, Inc. @ 76.937                                   231
                                                                    ------

              Medical - Wholesale Drug - 1.5%
   2,000      Express Scripts, Inc. @ 60.187                           120
                                                                    ------

              Retail - 10.8%
  10,000      Abercrombie & Fitch Co. @ 48.000                         480
   6,000      American Eagle Outfitters @ 45.500                       273
   3,000      Children's Place @ 40.500                                122
                                                                    ------
                                                                       875
                                                                    ------
              Telecommunications -
              Equipment - 8.6%
   4,000      Carrier Access Corp. @ 43.812                            175
   7,000      Excel Switching Corp. @ 29.937                           210
   6,000      Polycom, Inc. @ 39.000                                   234
   4,000      Research In Motion @ 20.250                               81
                                                                    ------
                                                                       700
                                                                    ------
              Total Common Stocks
              (Cost: $4,433,000)                                    $7,990
                                                                    ------


Face Amount                                                         Value
--------------------------------------------------------------------------
              REPURCHASE AGREEMENT- 1.7%
$134,000      State Street Bank and Trust Co.
              Dated 12/31/98, Collateralized by
              U.S. Treasury Bonds 8.125%, due 05/15/21              $  134
                                                                    ------
              Total Repurchase Agreement
              (Cost: $  134,000)                                       134
                                                                    ------

              Total Investments - 100.1%
              (COST: $4,567,000)                                     8,124
                                                                    ------

              Other Liabilities Less Assets - (0.1%)                    (7)
                                                                    ------

              NET ASSETS - 100%                                     $8,117
                                                                    ------

NOTES TO PORTFOLIO OF INVESTMENTS
---------------------------------

 Based on the cost of investments of $4,567,000 for federal income tax purposes at June 30, 1999, the aggregate gross unrealized appreciation was $3,612,000, the aggregate gross unrealized depreciation was $55,000 and the net unrealized appreciation of investments was $3,557,000.

                               THE OBERWEIS FUNDS

                      Statement of Assets and Liabilities
             June 30, 1999 (in thousands, except pricing of shares)


                                                                      Emerging Growth       Micro-Cap          Mid-Cap
                                                                         Portfolio          Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------
Assets:
     Investment securities at market value                                 $86,142           $20,446           $8,124
       (Cost: $43,277, $13,281 and $4,567, respectively)
     Cash                                                                       --                --                2
     Receivable from fund shares sold                                           11                47              375
     Receivable from securities sold                                            23               386               --
     Deferred organizational expense                                            --                19               25
     Prepaid expenses                                                           22                 8                4
                                                                            -------          -------           ------
       Total Assets                                                         86,198            20,906            8,530
                                                                            -------          -------           ------


Liabilities:
     Due from Custodian Bank                                                   108               798               --
     Options written at value
     (Premiums received: $528, and $94, respectively)                         1,015              155               --
     Payable for fund shares redeemed                                           235              162                8
     Payable for securities purchased                                            --               --              387
     Payable to advisor                                                          54               17                5
     Payable to distributor                                                      16                4                1
     Accrued expenses                                                           144               37               12
                                                                            -------          -------           ------
       Total Liabilities                                                      1,572            1,173              413
                                                                            -------          -------           ------
Net Assets                                                                  $84,626          $19,733           $8,117
                                                                            =======          =======           ======
Analysis of net assets:
     Aggregate paid in capital                                              $52,247          $17,020           $5,033
     Accumulated net realized loss on investments                            (9,999)          (4,391)            (473)
     Net unrealized appreciation of investments                              42,378            7,104            3,557
                                                                            -------          -------           ------
       Net Assets                                                           $84,626          $19,733           $8,117
                                                                            =======          =======           ======
The Pricing of Shares:
     Net asset value and offering price per share
Emerging Growth Portfolio:
     ($84,626,425 divided by 3,195,290 shares outstanding)                   $26.48
                                                                            =======
Micro-Cap Portfolio:
     ($19,733,458 divided by 1,390,091 shares outstanding)                                    $14.20
                                                                                             =======
Mid-Cap Portfolio:
     ($8,116,888 divided by 517,838 shares outstanding)                                                        $15.67
                                                                                                              =======

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                            Statement of Operations
                 Six Months Ended June 30, 1999 (in thousands)


                                                                     Emerging Growth             Micro-Cap            Mid-Cap
                                                                        Portfolio                Portfolio          Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                           $      --                $       3          $       1
     Dividends                                                                  3                        1                 --
                                                                        ---------                ---------          ---------
       Total Investment Income                                                  3                        4                  1
                                                                        ---------                ---------          ---------
Expenses:
     Investment advisory fees                                                 176                       64                 12
     Management fees                                                          164                       42                 12
     Distribution fees                                                        102                       26                  8
     Custodian fees and expenses                                               99                       40                 21
     Transfer agent fees and expenses                                          92                       35                 14
     Professional fees                                                         35                       10                  2
     Shareholder reports                                                       18                        7                  2
     Federal and state registration fees                                       13                        6                  5
     Insurance                                                                  5                        1                 --
     Organizational expenses                                                   --                        6                  6
     Trustees' fees                                                             4                        1                  1
     Miscellaneous                                                              2                        1                 --
                                                                        ---------                ---------          ---------
     Total Expenses                                                           710                      239                 83
                                                                        ---------                ---------          ---------
Net Investment Loss Before Expense Reimbursement                             (707)                    (235)               (82)
     Expense Reimbursement                                                     --                       27                 21
                                                                        ---------                ---------          ---------
Net Investment Loss                                                          (707)                    (208)               (61)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments                                     1,651                    2,584                 (9)
Net realized gain (loss) from covered call options written                    413                      168                (30)
                                                                        ---------                ---------          ---------
     Total net realized gain (loss)                                         2,064                    2,752                (39)
Increase (decrease) in net unrealized appreciation of investments           7,897                   (2,883)             1,422
                                                                        ---------                ---------          ---------
Net realized and unrealized gain (loss) on investments                      9,961                     (131)             1,383
                                                                        ---------                ---------          ---------
Net increase (decrease) in net assets resulting from operations         $   9,254                $    (339)         $   1,322
                                                                        =========                =========          =========


                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                Emerging Growth Portfolio
                                                                         ---------------------------------------
                                                                         Six Months Ended         Year Ended
                                                                          June 30, 1999        December 31, 1998
                                                                         ---------------------------------------
From Operations:
     Net investment loss                                                        $   (707)           $ (1,510)
     Net realized gain (loss) on investments                                       2,064             (11,356)
     Increase in net unrealized appreciation of investments                        7,897               9,514
                                                                                ---------           ---------
     Net increase (decrease) in net assets resulting from operations               9,254              (3,352)
                                                                                ---------           ---------
From Distributions:
     Distributions from net realized gains on investments                             --              (4,764)
                                                                                ---------           ---------
From Capital Share Transactions:
     Net proceeds from sale of shares                                             11,084              52,192
     Shares issued in reinvestment of distribution                                    --               4,426
     Redemption of shares                                                        (28,827)            (95,370)
                                                                                ---------           ---------
     Net decrease from capital share transactions                                (17,743)            (38,752)
                                                                                ---------           ---------
     Total decrease in net assets                                                 (8,489)            (46,868)

Net Assets:
     Beginning of period                                                          93,115             139,983
                                                                                ---------           ---------
     End of period                                                              $ 84,626            $ 93,115
                                                                                =========           =========
Transactions in Shares:
     Shares sold                                                                     469               2,120
     Shares issued in reinvestment of dividends                                       --                 213
     Less shares redeemed                                                         (1,220)             (3,831)
                                                                                ---------           ---------
     Net decrease from capital share transactions                                   (751)             (1,498)
                                                                                =========           =========


                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                   Micro-Cap Portfolio
                                                                         ---------------------------------------
                                                                         Six Months Ended         Year Ended
                                                                          June 30, 1999        December 31, 1998
                                                                         ---------------------------------------
From Operations:

     Net investment loss                                                        $   (208)           $   (486)
     Net realized gain (loss) on investments                                       2,752              (2,976)
     Increase (decrease) in net unrealized appreciation of investments            (2,883)              4,769
                                                                                ---------           ---------
     Net increase (decrease) in net assets resulting from operations                (339)              1,307
                                                                                ---------           ---------

From Capital Share Transactions:
     Net proceeds from sale of shares                                              5,331              10,556
     Redemption of shares                                                        (13,549)            (20,410)
                                                                                ---------           ---------
     Net decrease from capital share transactions                                 (8,218)             (9,854)
                                                                                ---------           ---------
     Total decrease in net assets                                                 (8,557)             (8,547)

Net Assets:
     Beginning of period                                                          28,290              36,837
                                                                                ---------           ---------
     End of period                                                              $ 19,733            $ 28,290
                                                                                =========           =========
Transactions in Shares:
     Shares sold                                                                     392                 868
     Less shares redeemed                                                           (997)             (1,583)
                                                                                ---------           ---------
     Net decrease from capital share transactions                                   (605)               (715)
                                                                                =========           =========

                See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS

              Statements of Changes in Net Assets (in thousands)
--------------------------------------------------------------------------------

                                                                                   Micro-Cap Portfolio
                                                                         ---------------------------------------
                                                                         Six Months Ended         Year Ended
                                                                          June 30, 1999        December 31, 1998
                                                                         ---------------------------------------
From Operations:
     Net investment loss                                                        $    (61)           $   (119)
     Net realized loss on investments                                                (39)               (165)
     Increase in net unrealized appreciation of investments                        1,422               1,554
                                                                                ---------           ---------
     Net increase in net assets resulting from operations                          1,322               1,270
                                                                                ---------           ---------
From Capital Share Transactions:
     Net proceeds from sale of shares                                              1,534               2,053
     Redemption of shares                                                         (1,655)             (2,754)
                                                                                ---------           ---------
     Net decrease from capital share transactions                                   (121)               (701)
                                                                                ---------           ---------
     Total increase in net assets                                                  1,201                 569

Net Assets:
     Beginning of period                                                           6,916               6,347
                                                                                ---------           ---------
     End of period                                                              $  8,117             $ 6,916
                                                                                =========           =========
Transactions in Shares:
     Shares sold                                                                     110                 184
     Less shares redeemed                                                           (130)               (250)
                                                                                ---------           ---------
     Net decrease from capital share transactions                                    (20)                (66)
                                                                                =========           =========

                      See accompanying notes to financial statements.

                              THE OBERWEIS FUNDS
                         Notes to Financial Statements
                                 June 30, 1999

1. Significant Accounting Policies
Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available are valued at the closing bid price determined on the basis of reasonable inquiry. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the Chicago Board Options Exchange by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Repurchase agreements. Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held through the Funds' custodian bank and is monitored daily by each Fund so that its market value exceeds the carrying value of the repurchase agreement.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. The Emerging Growth Portfolio, Micro-Cap Portfolio and Mid-Cap Portfolio have capital loss carryforwards of $11,356,000, $6,935,000 and $374,000, respectively, which if not used to offset future net realized capital gains will expire in 2004, 2005 or 2006.

Organizational costs. Organizational costs of the Micro-Cap Portfolio and Mid-Cap Portfolio have been capitalized and are being amortized on a daily basis using the straight line method over five years.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates
The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager, and Oberweis.net, Inc. ("Oberweis.net"), formerly Oberweis Brokerage, Inc., an affiliate of OAM, is the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $176,000, $64,000, and $12,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $164,000, $42,000 and $12,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Micro-Cap Portfolio and Mid-Cap Portfolio $27,000 and $21,000, respectively, for the period ended June 30, 1999.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis.net. During the period ended June 30, 1999, the Funds made no direct payments to its officers and paid $6,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis.net. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis.net a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the period ended June 30, 1999, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $102,000, $26,000 and $8,000, respectively.

Commissions. The Funds pay Oberweis.net for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the period ended June 30, 1999, the Emerging Growth Portfolio paid commissions of $2,000 to Oberweis.net.

3. Investment Transactions

The cost of securities purchased and proceeds from securities sold during the period ended June 30, 1999, other than options written and money market investments, aggregated $19,237,000 and $39,147,000, respectively, for the Emerging Growth Portfolio, $4,479,000 and $11,634,000, respectively, for the Micro-Cap Portfolio, and $2,870,000 and $3,052,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the period ended June 30, 1999 were as follows:

                                                  Emerging Growth             Micro-Cap                Mid-Cap
                                                     Portfolio                Portfolio               Portfolio
                                              ----------------------    ---------------------   ---------------------
                                                Number                   Number                   Number
                                                  of         Premiums      of        Premiums       of      Premiums
                                              Contracts      Received   Contracts    Received   Contracts   Received
                                              ----------------------    ---------------------   ---------------------
Options outstanding at beginning of period        3,347   $   716,000         460   $  69,000         142   $ 28,000
Options written                                   9,626     3,687,000       1,870     351,000         342    120,000
Options expired                                  (7,326)   (2,389,000)     (1,380)   (238,000)       (292)   (95,000)
Options closed                                   (3,095)   (1,236,000)       (350)    (64,000)       (167)   (39,000)
Options assigned                                   (989)     (250,000)       (150)    (24,000)        (25)   (14,000)
                                              ----------------------    ---------------------   ---------------------
Options outstanding at end of period              1,563   $   528,000         450   $  94,000           0   $      0

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Redemption fee
A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $34,000 and $4,000, respectively, for the period ended June 30, 1999, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Due to custodian bank
The Trust as part of the agreement with the Custodian, is allowed to borrow for temporary purposes. Such borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 1999, the Emerging Growth Portfolio and Micro-Cap Portfolios incurred interest charges of $24,000 and $9,000, respectively, which is included in custodian fees and expenses in the statement of operations. At June 30, 1999, the Emerging Growth and Micro-Cap Portfolios had borrowings of $108,000 and $798,000, respectively, at an interest rate of 7.75%.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout each period is as follows:

                                                                        Emerging Growth Portfolio
                                                    -------------------------------------------------------------------
                                                    Six Months Ended              Years ended December 31,
                                                     June 30, 1999      1998         1997          1996          1995
                                                    -------------------------------------------------------------------
Net asset value at beginning of period                  $ 23.60        $ 25.71     $  32.86      $  29.09      $  21.41
Income (loss) from investment operations:
Net investment loss /(a)/                                  (.20)          (.33)        (.37)         (.32)         (.33)
Net realized and unrealized gain (loss) on investments     3.08           (.63)       (2.14)         6.73          9.43
                                                        -------        -------     --------      --------      --------
Total from investment operations                           2.88           (.96)       (2.51)         6.41          9.10
Less distributions:
Distribution from net realized gains on investments          --          (1.15)       (4.64)        (2.64)        (1.42)
                                                        -------        -------     --------      --------      --------
Net asset value at end of period                        $ 26.48        $ 23.60     $  25.71      $  32.86      $  29.09
                                                        =======        =======     ========      ========      ========

Total Return (%)                                           12.2/(d)/      (3.1)        (8.6)         22.5          42.6
Ratio/Supplemental Data
Net Assets at end of period (in thousands)              $84,626        $93,115     $139,983      $185,595      $134,663
Ratio of expenses to average net assets (%)                1.73/(c)/      1.55         1.44          1.48          1.73/(b)/
Ratio of net investment loss to average net assets (%)    (1.73)/(c)/    (1.37)       (1.18)        (0.97)        (1.24)
Portfolio turnover rate (%)/(c)/                             34             49           75            64            79
Average commission rate paid                            $ .0294        $ .0280     $  .0337      $  .0413            --

-------------
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratio would have been 1.77%, for 1995 before expense reimbursement.
/(c)/ Annualized
/(d)/ Not annualized

                              FINANCIAL HIGHLIGHTS
  Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                    Micro-Cap Portfolio
                                                           -----------------------------------------------------------------------
                                                            Six Months Ended       Years Ended December 31,      *January 1, 1996-
                                                             June 30, 1999           1998          1997          December 31, 1996
                                                            ----------------------------------------------------------------------
Net asset value at beginning of period                         $ 14.18             $ 13.59        $ 12.28             $ 10.00
Income (loss) from investment operations:
Net investment loss /(a)/                                         (.13)               (.24)          (.21)               (.15)
Net realized and unrealized gain on investments                    .15                 .83           1.52                2.43
                                                               -------             -------        -------            --------
Total from investment operations                                   .02                 .59           1.31                2.28
                                                               -------             -------        -------            --------
Net asset value at end of period                               $ 14.20             $ 14.18        $ 13.59             $ 12.28
                                                               =======             =======        =======             =======
Total Return (%)                                                   0.1/(d)/            4.3           10.7                22.8
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                     $19,733             $28,290        $36,837             $30,733
Ratio of expenses to average net assets (%)                       2.00/(b)(c)/        1.99/(b)/      1.81                1.94
Ratio of net investment loss to average net assets (%)           (1.96)/(c)/         (1.83)         (1.52)              (1.15)
Portfolio turnover rate (%)/(c)/                                    41                  41             89                  70
Average commission rate paid                                   $ .0319             $ .0288        $ .0343             $ .0371

Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratio would have been 2.25%, and 2.06% for the period ended June 30, 1999, and December
31, 1998, respectively,  before expense reimbursement.
/(c)/ Annualized.
/(d)/ Not annualized.
* Commencement of operations

____________________________________________________________________________________________________________________________________
                                                                                    Micro-Cap Portfolio
                                                           -----------------------------------------------------------------------
                                                            Six Months Ended       Years Ended December 31,    *September 15, 1996-
                                                             June 30, 1999           1998          1997          December 31, 1996
                                                            ----------------------------------------------------------------------
Net asset value at beginning of period                          $12.86              $10.51          $10.29            $10.00
Income (loss) from investment operations:
Net investment loss /(a)/                                         (.13)               (.21)           (.19)             (.05)
Net realized and unrealized gain on investments                   2.94                2.56             .76               .34
                                                                ------              ------          ------            ------
Total from investment operations                                  2.81                2.35             .57               .29
Less distributions:
Distribution from net realized gains on investments                 --                  --            (.35)               --
                                                                ------              ------          ------            ------
Net asset value at end of period                                $15.67              $12.86          $10.51            $10.29
                                                                ======              ======          ======            ======
Total Return (%)                                                  21.9/(d)/           22.4             5.4               2.9/(d)/
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                      $8,117              $6,916          $6,347            $7,295
Ratio of expenses to average net assets (%)                       2.00/(b)(c)/        2.00/(b)/       2.00/(b)/         2.00/(b)(c)/
Ratio of net investment loss to average net assets (%)           (1.97)/(c)/         (1.94)          (1.81)            (1.62)/(c)/
Portfolio turnover rate (%)/(c)/                                    89                  72             106                21/(c)/
Average commission rate paid                                    $.0342              $.0305          $.0318            $.0371

Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.67%, 2.61%, 2.46% and 3.42%, for the period ended June 30, 1999, December 31, 1998, 1997 and 1996, respectively, before expense reimbursement.
/(c)/ Annualized.
/(d)/ Not annualized.
* Commencement of operations.

Trustees and Officers
---------------------

James D. Oberweis
Trustee and President

Douglas P. Hoffmeyer
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

James W. Oberweis
Vice President

Margaret W. Unsworth
Assistant Secretary

Thomas J. Burke
Trustee

Edward F. Streit
Trustee

Martin L. Yokosawa
Vice President

Steven J. LeMire
Secretary


Manager and Investment Advisor
------------------------------

Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweisfunds.com


Distributor
-----------

Oberweis.net, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net


Custodian and Transfer Agent
----------------------------

Investors Fiduciary Trust Company
P.O. Box 419042, Kansas City, MO 64141
1-800-245-7311


Counsel
-------

Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601


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Emerging Growth Portfolio
Micro-Cap Portfolio
Mid-Cap Portfolio



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Semi-Annual Report
------------------
    Unaudited

   June 30, 1999